Consolidated Statements of Cash Flows(Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows(Parenthetical)
Equity Method Investment, Dividends	$ 29	$ 40	$ 46